Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Details) - Dec. 31, 2024 - Designated as hedging instrument € in Millions, $ in Millions	EUR (€)	SGD ($)
Forward contracts
Derivative [Line Items]
Notional amount for hedge on forecasted R&D and other operating expenses	€ 581	$ 0
Notional amount for hedge on forecasted manufacturing costs	1,063	$ 168
Currency collars
Derivative [Line Items]
Notional amount for hedge on forecasted R&D and other operating expenses	247
Notional amount for hedge on forecasted manufacturing costs	€ 380